02.28 VIP Asset Manager: Growth Portfolio Initial, Service, Service 2 PRO-05 | Asset Manager: Growth Portfolio
Fund Summary Fund/Class: VIP Asset Manager: Growth Portfolio/Initial Class, Service Class, Service Class 2
Investment Objective
The fund seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees
Shareholder Fees {- Asset Manager: Growth Portfolio}	02.28 VIP Asset Manager: Growth Portfolio Initial, Service, Service 2 PRO-05 Asset Manager: Growth Portfolio USD ($)
(fees paid directly from your investment)

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Asset Manager: Growth Portfolio} - 02.28 VIP Asset Manager: Growth Portfolio Initial, Service, Service 2 PRO-05 - Asset Manager: Growth Portfolio		VIP Asset Manager: Growth Portfolio-Initial VIP	VIP Asset Manager: Growth Portfolio-Service VIP	VIP Asset Manager: Growth Portfolio-Service 2 VIP
Management fee		0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees		none	0.10%	0.25%
Other expenses		0.16%	0.16%	0.16%
Acquired fund fees and expenses		0.01%	0.01%	0.01%
Total annual operating expenses	[1]	0.72%	0.82%	0.97%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Sell All Shares
Expense Example {- Asset Manager: Growth Portfolio} - 02.28 VIP Asset Manager: Growth Portfolio Initial, Service, Service 2 PRO-05 - Asset Manager: Growth Portfolio - USD ($)	VIP Asset Manager: Growth Portfolio-Initial VIP	VIP Asset Manager: Growth Portfolio-Service VIP	VIP Asset Manager: Growth Portfolio-Service 2 VIP
1 year	$ 74	$ 84	$ 99
3 years	230	262	309
5 years	401	455	536
10 years	$ 894	$ 1,014	$ 1,190

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 142% of the average value of its portfolio.

Principal Investment Strategies
  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less).
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	17.36%	September 30, 2009
Lowest Quarter Return	-21.99%	September 30, 2008

Average Annual Returns
For the periods ended December 31, 2016
Average Annual Total Returns{- Asset Manager: Growth Portfolio} - 02.28 VIP Asset Manager: Growth Portfolio Initial, Service, Service 2 PRO-05 - Asset Manager: Growth Portfolio	Past 1 year	Past 5 years	Past 10 years
VIP Asset Manager: Growth Portfolio-Initial VIP | Return Before Taxes	2.52%	8.94%	5.45%
VIP Asset Manager: Growth Portfolio-Service VIP | Return Before Taxes	2.34%	8.83%	5.33%
VIP Asset Manager: Growth Portfolio-Service 2 VIP | Return Before Taxes	2.18%	8.62%	5.15%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%
Fidelity Asset Manager 70% Composite Index℠(reflects no deduction for fees, expenses, or taxes)	7.95%	9.27%	5.17%